ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

9.	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31, 2014	December 31, 2013
Security deposits payable	$50,917	$43,679
Accounts payable	6,058	2,578
Mortgage interest payable	3,651	1,237
Deferred community fees, net	3,113	1,686
Rent collected in advance	2,530	1,660
Deferred tax liability	—	853
Property tax payable	1,627	774
Contingent consideration	50	1,500
Income tax payable	—	243
Other liabilities	4,295	4,484
	$72,241	$58,694

The Company incurred $2,486, $1,519 and $426 in workers’ compensation expense during the year ended December 31, 2014, December 31, 2013 and the period from July 18, 2012 to December 31, 2012, respectively. The Company incurred $462 in workers’ compensation expense during the period from January 1, 2012 to July 17, 2012.